Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000159640 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000159640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000159640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159640 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000159641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000159641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159641 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201776 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000201776 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000201776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000201776 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201776 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000159645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000159645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159645 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159645 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159645 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000159642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000159642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159642 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000159643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000159643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159643 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159649 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000159649 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159649 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159650 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000159650 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159650 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159650 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201777 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000201777 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201777 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201777 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159648 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000159648 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159648 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159648 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159651 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000159651 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159651 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159651 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000159646 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159646 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000050444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000050444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000050444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000050444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050444 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000050445 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000050445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000050445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000050445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050445 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000201771 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000201771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000201771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000201771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000201771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000201771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201771 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200308 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200308 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000200308 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200308 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200308 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000200308 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000200308 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200308 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200308 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200308 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000050443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000050443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000050443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000050443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050443 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000091965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000091965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000091965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000091965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000091965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000091965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091965 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107193 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Net Long Exposure	101.60%
Percent of Net Short Exposure	86.60%
C000107193 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
Percent of Net Long Exposure	11.60%
Percent of Net Short Exposure	19.40%
C000107193 | Developed markets currency
Holdings [Line Items]
Percent of Net Asset Value	(35.70%)
Percent of Net Long Exposure	25.40%
Percent of Net Short Exposure	61.10%
C000107193 | Developed markets equity volatility
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000107193 | Developed markets ex us equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	16.40%
C000107193 | Emerging markets currency
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	51.30%
C000107193 | Emerging markets equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Percent of Net Long Exposure	15.60%
Percent of Net Short Exposure	4.40%
C000107193 | Long-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Percent of Net Long Exposure	117.80%
Percent of Net Short Exposure	84.70%
C000107193 | Medium-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	13.10%
C000107193 | Short-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	97.40%
C000107193 | Short-term investments
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Percent of Net Long Exposure	76.90%
Percent of Net Short Exposure	0.00%
C000107193 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	32.80%
Percent of Net Short Exposure	5.60%
C000107194 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Net Long Exposure	101.60%
Percent of Net Short Exposure	86.60%
C000107194 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
Percent of Net Long Exposure	11.60%
Percent of Net Short Exposure	19.40%
C000107194 | Developed markets currency
Holdings [Line Items]
Percent of Net Asset Value	(35.70%)
Percent of Net Long Exposure	25.40%
Percent of Net Short Exposure	61.10%
C000107194 | Developed markets equity volatility
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000107194 | Developed markets ex us equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	16.40%
C000107194 | Emerging markets currency
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	51.30%
C000107194 | Emerging markets equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Percent of Net Long Exposure	15.60%
Percent of Net Short Exposure	4.40%
C000107194 | Long-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Percent of Net Long Exposure	117.80%
Percent of Net Short Exposure	84.70%
C000107194 | Medium-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	13.10%
C000107194 | Short-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	97.40%
C000107194 | Short-term investments
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Percent of Net Long Exposure	76.90%
Percent of Net Short Exposure	0.00%
C000107194 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	32.80%
Percent of Net Short Exposure	5.60%
C000201775 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Net Long Exposure	101.60%
Percent of Net Short Exposure	86.60%
C000201775 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
Percent of Net Long Exposure	11.60%
Percent of Net Short Exposure	19.40%
C000201775 | Developed markets currency
Holdings [Line Items]
Percent of Net Asset Value	(35.70%)
Percent of Net Long Exposure	25.40%
Percent of Net Short Exposure	61.10%
C000201775 | Developed markets equity volatility
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000201775 | Developed markets ex us equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	16.40%
C000201775 | Emerging markets currency
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	51.30%
C000201775 | Emerging markets equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Percent of Net Long Exposure	15.60%
Percent of Net Short Exposure	4.40%
C000201775 | Long-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Percent of Net Long Exposure	117.80%
Percent of Net Short Exposure	84.70%
C000201775 | Medium-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	13.10%
C000201775 | Short-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	97.40%
C000201775 | Short-term investments
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Percent of Net Long Exposure	76.90%
Percent of Net Short Exposure	0.00%
C000201775 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	32.80%
Percent of Net Short Exposure	5.60%
C000107196 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Net Long Exposure	101.60%
Percent of Net Short Exposure	86.60%
C000107196 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
Percent of Net Long Exposure	11.60%
Percent of Net Short Exposure	19.40%
C000107196 | Developed markets currency
Holdings [Line Items]
Percent of Net Asset Value	(35.70%)
Percent of Net Long Exposure	25.40%
Percent of Net Short Exposure	61.10%
C000107196 | Developed markets equity volatility
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000107196 | Developed markets ex us equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	16.40%
C000107196 | Emerging markets currency
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	51.30%
C000107196 | Emerging markets equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Percent of Net Long Exposure	15.60%
Percent of Net Short Exposure	4.40%
C000107196 | Long-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Percent of Net Long Exposure	117.80%
Percent of Net Short Exposure	84.70%
C000107196 | Medium-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	13.10%
C000107196 | Short-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	97.40%
C000107196 | Short-term investments
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Percent of Net Long Exposure	76.90%
Percent of Net Short Exposure	0.00%
C000107196 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	32.80%
Percent of Net Short Exposure	5.60%
C000200310 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Net Long Exposure	101.60%
Percent of Net Short Exposure	86.60%
C000200310 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
Percent of Net Long Exposure	11.60%
Percent of Net Short Exposure	19.40%
C000200310 | Developed markets currency
Holdings [Line Items]
Percent of Net Asset Value	(35.70%)
Percent of Net Long Exposure	25.40%
Percent of Net Short Exposure	61.10%
C000200310 | Developed markets equity volatility
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000200310 | Developed markets ex us equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	16.40%
C000200310 | Emerging markets currency
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	51.30%
C000200310 | Emerging markets equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Percent of Net Long Exposure	15.60%
Percent of Net Short Exposure	4.40%
C000200310 | Long-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Percent of Net Long Exposure	117.80%
Percent of Net Short Exposure	84.70%
C000200310 | Medium-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	13.10%
C000200310 | Short-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	97.40%
C000200310 | Short-term investments
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Percent of Net Long Exposure	76.90%
Percent of Net Short Exposure	0.00%
C000200310 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	32.80%
Percent of Net Short Exposure	5.60%
C000107195 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Net Long Exposure	101.60%
Percent of Net Short Exposure	86.60%
C000107195 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
Percent of Net Long Exposure	11.60%
Percent of Net Short Exposure	19.40%
C000107195 | Developed markets currency
Holdings [Line Items]
Percent of Net Asset Value	(35.70%)
Percent of Net Long Exposure	25.40%
Percent of Net Short Exposure	61.10%
C000107195 | Developed markets equity volatility
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000107195 | Developed markets ex us equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	16.40%
C000107195 | Emerging markets currency
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	51.30%
C000107195 | Emerging markets equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Percent of Net Long Exposure	15.60%
Percent of Net Short Exposure	4.40%
C000107195 | Long-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Percent of Net Long Exposure	117.80%
Percent of Net Short Exposure	84.70%
C000107195 | Medium-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	13.10%
C000107195 | Short-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	97.40%
C000107195 | Short-term investments
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Percent of Net Long Exposure	76.90%
Percent of Net Short Exposure	0.00%
C000107195 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	32.80%
Percent of Net Short Exposure	5.60%
C000107197 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Percent of Net Long Exposure	101.60%
Percent of Net Short Exposure	86.60%
C000107197 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
Percent of Net Long Exposure	11.60%
Percent of Net Short Exposure	19.40%
C000107197 | Developed markets currency
Holdings [Line Items]
Percent of Net Asset Value	(35.70%)
Percent of Net Long Exposure	25.40%
Percent of Net Short Exposure	61.10%
C000107197 | Developed markets equity volatility
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Net Long Exposure	0.60%
Percent of Net Short Exposure	0.00%
C000107197 | Developed markets ex us equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	16.40%
C000107197 | Emerging markets currency
Holdings [Line Items]
Percent of Net Asset Value	(47.80%)
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	51.30%
C000107197 | Emerging markets equity
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Percent of Net Long Exposure	15.60%
Percent of Net Short Exposure	4.40%
C000107197 | Long-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Percent of Net Long Exposure	117.80%
Percent of Net Short Exposure	84.70%
C000107197 | Medium-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Percent of Net Long Exposure	6.50%
Percent of Net Short Exposure	13.10%
C000107197 | Short-term fixed income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Percent of Net Long Exposure	106.90%
Percent of Net Short Exposure	97.40%
C000107197 | Short-term investments
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Percent of Net Long Exposure	76.90%
Percent of Net Short Exposure	0.00%
C000107197 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	32.80%
Percent of Net Short Exposure	5.60%
C000025609 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025609 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025611 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025611 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000201768 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000058977 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000058977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161521 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000161521 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025607 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025607 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025607 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000058978 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000058978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025608 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000025608 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025603 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025603 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000025603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000025603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025603 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025605 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025605 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025605 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025605 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025605 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000025605 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025605 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000025605 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025605 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000201767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000201767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000201767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201767 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200307 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200307 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200307 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200307 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000200307 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000200307 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000200307 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000200307 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200307 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025601 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025601 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025601 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025601 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025601 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025601 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000025601 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025601 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000025601 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025601 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091964 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000091964 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091964 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000091964 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000091964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000091964 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000091964 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000091964 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091964 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025602 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000025602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000025602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025602 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%